37. Defined benefit pension plans and other post-employment benefits	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Defined benefit pension plans and other post-employment benefits

37. Defined benefit pension plans and other post-employment benefits

	2019	2018

PAMEC/ asset policy and medical plan	5,782	2,850

ICATU, SISTEL and FUNCESP

The Company has been sponsoring a private pension plan with defined benefits for a group of employees from the former TELEBRÁS system under the administration of the Fundação Sistel de Seguridade Social – SISTEL and of ICATU Multi-sponsored fund. In addition to the plans coming from the Telebrás System, there is also a plan managed by Fundação CESP resulting from the merger of AES Atimus.

The pension plans mentioned, as well as the medical plans, are briefly explained below:

PBS Assisted (PBS-A Tele Celular Sul and PBS-A Tele Nordeste Celular): SISTEL's benefit plan, which has defined benefit characteristics and includes inactive employees who were part of the plans sponsored by the companies of the former TELEBRÁS System;

PBS (PBS Tele Celular Sul and PBS Tele Nordeste Celular): pension plan for inactive employees, such plan being multi-sponsored, under administration of ICATU Multi-sponsored fund;

Management Agreement: management agreement for the payment of pensions to retirees and pensioners, for the retirees of the Company's predecessors, under administration of ICATU Multi-sponsored fund;

PAMEC/Asset Policy: health care plan to the supplemented, for the retirees of the Company's predecessors;

AES Telecom: Part of the supplementary pension and pension plan PSAP, managed by the CESP Foundation, which is the Company's responsibility, in view of the acquisition of Eletropaulo Telecomunicações Ltda (AES Atimus), succeeded by TIM Fiber SP LTDA, later incorporated to TIM Celular which was incorporated by the Company.

Medical Plan Fiber: Provision for the maintenance of a health plan as a post-employment benefit to former employees of AES Atimus (as established in law 9656/98, articles 30 and 31), which was acquired and incorporated by TIM Celular and later incorporated by the Company.

We present below the actuarial position of liabilities and assets related to the retirement and health care plans, as of December 31, 2019, according to the rules established by IAS 19:

(a) Effects as of December 31:

	Plans						Totals
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan	2019	2018

Reconciliation of assets and liabilities as of 12/31/19	(*)	(*)	(*)

Present value of actuarial liabilities	40,427	10,107	151	1,080	11,099	2,585	65,449	52,206
Fair value of plan assets	(43,991)	(13,527)	(425)	-	(8,982)	-	(66,925)	(68,768)
Present value of obligations in excess of fair value of assets	(3,564)	(3,420)	(274)	1,080	2,117	2,585	(1,476)	(16,562)

Net actuarial liabilities / (assets)	(3,564)	(3,420)	(274)	1,080	2,117	2,585	(1,476)	(16,562)

(*) No assets were recognized by the sponsors, due to the impossibility of reimbursement of this surplus, and the sponsor's contributions will not be reduced in the future.

(b) Movement in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Actuarial Liabilities (Assets) at 12/31/18	(14,964)	(4,209)	(239)	884	102	1.864
Expenditure (revenue) recognized in income	(1,394)	(391)	(22)	81	100	283
Sponsor Contributions	-	-	-	(47)	-	(26)
Recognized actuarial (gains) or losses	12,794	1,180	(13)	162	1,915	464
Unrecognized actuarial gains or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) as of 12/31/19	(3,564)	(3,420)	(274)	1,080	2,117	2,585

(c) Reconciliation of the present value of the obligations

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Value of liabilities at 12/31/18	32,767	8,285	156	884	8,250	1,864
Cost of current service	5	-	-	-	93	108
Interest on actuarial liability	2,932	738	14	81	770	175
Benefits paid in the year	(2,629)	(719)	(9)	(47)	(348)	(27)
Contributions paid by participants	-	-	-	-	57	-
(Gains)/losses on liabilities	7,352	1,803	(10)	162	2,277	465

Value of liabilities at 12/31/19	40,427	10,107	151	1,080	11,099	2,585

(d)Reconciliation of fair value of assets

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Fair value of assets at 12/31/18	47,731	12,494	395	-	8,148	-
Benefits paid in the year	(2,629)	(719)	(9)	-	(348)	-
Effective return on assets in the year	4,326	1.128	36	-	763	-
Actuarial gain (loss) on plan assets	(5,437)	624	3	-	361	-
Contributions paid by participants	-	-	-	-	58	-
Sponsor contributions poured into the plan	-	-	-	-		-
Fair value of assets at 12/31/19	43,991	13,527	425	-	8,982	-

(e) Expenditure planned for 2020

	Plans
	PBS	PBS Assisted	Management agreement	PAMEC/Asset Policy	AES Telecom	Medical Plan

Current service cost (with interest)	15	-	-	-	125	150
Interest on actuarial liabilities	2,650	658	10	72	774	179
Expected return on assets	(2,893)	(888)	(29)	-	(627)	-
Interest on the effect of the (asset)/ liability limit	243	230	19	-	-	-

Total net expense (income) to be recognized	15	-	-	72	272	329

Actuarial assumptions adopted in the calculations

The main actuarial assumptions adopted in the calculations were the following:

Nominal discount rate of the actuarial liability:	PBS South: 6.81% / 3.20%; PBS Northeast: 6.83% / 3.22%; MA: 6.85% / 3.24%; PBS-A: 6.75% / 3.14%; AES: 7.09% / 3.47%; PAMEC: 6.77% / 3.16%; FIBER: 6.96% / 3.34%
Nominal wage growth rate:	PBS e MA: Not Applicable MA and PBS-A: Not Applicable; AES: 5.57%/ 2.00%; PAMEC and FIBER: Not Applicable
Biometric general mortality table:	PBS, MA and PBS-A: AT-2000 segregated by sex, softened by 10%;
Biometric disability entry table:	PBS: Álvaro Vindas; MA, PBS-A and PAMEC: Not Applicable; AES and FIBER: Mercer Disability;
Expected rate of turnover:	PBS, MA, PBS-A and PAMEC: Nula AES and FIBER: 0.15/(time of service + 1), being null and void as from 50 years
Probability of entry into retirement:

PBS and FIBER: 100% in 1st eligibility;

MA: Not Applicable;

AES: 3% per year between the first age of eligibility for early retirement and eligibility for normal retirement;

MA, PBS-A and PAMEC: Not Applicable

Estimated long-term inflation rate	PAMEC and FIBER: 7.64% / 3.25%
Calculation method	Projected Unit Credit Method